State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 29, 2015

TO

STATEMENTS OF ADDITIONAL INFORMATION

EACH DATED APRIL 30, 2015

	Administrative Shares	Class R	Service Shares	Class A	Class I	Class K	Other
STATE STREET EQUITY 500 INDEX FUND	STFAX	SSFRX	STBIX	SSSVX	SSSWX	SSSYX	N/A
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND	N/A	N/A	N/A	SSGHX	SSGJX	SSGLX	N/A
STATE STREET EQUITY 500 INDEX II PORTFOLIO	N/A	N/A	N/A	N/A	N/A	N/A	SSEYX
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO	N/A	N/A	N/A	N/A	N/A	N/A	SSGVX

The following supplements the section of each Statement of Additional Information entitled, “Non-Fundamental Investment Restrictions”:

The following restriction is designated as non-fundamental with respect to the State Street Equity 500 Index Fund, State Street Global Equity Ex-U.S. Index Fund, State Street Equity 500 Index II Portfolio and State Street Global Equity Ex-U.S. Index Portfolio, and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will limit its investments in non-governmental money market funds and securitized instruments (including asset-backed securities, mortgage-backed securities, or asset-backed commercial paper), in the aggregate, to 5% or less of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITSUPP3